Debt - Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Average rate of interest	4.30%
Amount outstanding	$ 3,297	$ 3,456
Due in 2014	16	271
Due after 2014	3,281	3,185
Due after 2018	1,378
Average remaining term (in years)	5 years 2 months 12 days
Euro notes [Member]
Debt Instrument [Line Items]
Amount outstanding		187
USD notes [Member]
Debt Instrument [Line Items]
Average rate of interest	4.40%
Amount outstanding	3,133	3,018
Due in 2014	9
Due after 2014	3,124
Due after 2018	1,378
Average remaining term (in years)	5 years 4 months 24 days
USD notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	3.30%
USD notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	5.80%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Average rate of interest	2.40%
Amount outstanding	150	230
Due after 2014	150
Average remaining term (in years)	3 years 2 months 12 days
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.40%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.40%
Bank borrowings [Member]
Debt Instrument [Line Items]
Average rate of interest	2.00%
Amount outstanding	4	5
Due in 2014	1
Due after 2014	3
Average remaining term (in years)	1 year 1 month 6 days
Bank borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.00%
Bank borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.00%
Capital lease [Member]
Debt Instrument [Line Items]
Average rate of interest	5.70%
Amount outstanding	10	16
Due in 2014	6
Due after 2014	$ 4
Average remaining term (in years)	1 year 7 months 6 days
Capital lease [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.60%
Capital lease [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	13.80%